Business Combinations - Total consideration and the estimated fair value of the assets acquired and liabilities assumed (Details) $ in Thousands		3 Months Ended	12 Months Ended
	Jan. 12, 2021 USD ($)	Mar. 31, 2021 USD ($) item	Dec. 31, 2020 USD ($)	Jul. 30, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Business Combinations
Aggregate transaction costs for business acquisitions				$ 30,800
Number of business combination transactions | item		2
Intangible assets:
Goodwill		$ 50,120	$ 28,289		$ 18,274	$ 21,305
Customer relationships
Intangible assets:
Weighted Average Useful Life (in years)		9 years	5 years
Acquired technology
Intangible assets:
Weighted Average Useful Life (in years)		4 years	9 years
Trademarks and tradenames
Intangible assets:
Weighted Average Useful Life (in years)		14 years	13 years
Non-competition agreements
Intangible assets:
Weighted Average Useful Life (in years)		2 years	2 years
January 12,2021 Acquisition
Purchase consideration:
Cash	$ 20,169
Contingent consideration	1,410
Total purchase consideration:	21,579
Assets:
Cash and cash equivalents	1,035
Current assets	4,939
Property and equipment	$ 996
Intangible assets:
Weighted Average Useful Life (in years)	7 years 7 months 6 days
Goodwill	$ 18,262
Total assets acquired	31,672
Current liabilities	(8,067)
Long-term liabilities	(2,026)
Net assets acquired	21,579
January 12,2021 Acquisition | Customer relationships
Intangible assets:
Intangible assets	1,650
January 12,2021 Acquisition | Acquired technology
Intangible assets:
Intangible assets	3,525
January 12,2021 Acquisition | Trademarks and tradenames
Intangible assets:
Intangible assets	1,225
January 12,2021 Acquisition | Non-competition agreements
Intangible assets:
Intangible assets	$ 40
Other Acquisitions
Purchase consideration:
Cash		$ 4,000	$ 325
Issuance of common stock		1,169	358
Contingent consideration		327
Total purchase consideration:		5,496	1,370
Assets:
Cash and cash equivalents		252	36
Current assets		413
Property and equipment			2
Intangible assets:
Goodwill		3,569	1,358
Total assets acquired		5,899	1,943
Current liabilities		(22)	(527)
Deferred tax liabilities, net		(381)	(46)
Net assets acquired		5,496
Other Acquisitions | Customer relationships
Intangible assets:
Intangible assets		700
Other Acquisitions | Acquired technology
Intangible assets:
Intangible assets		600	300
Other Acquisitions | Trademarks and tradenames
Intangible assets:
Intangible assets		350	240
Other Acquisitions | Non-competition agreements
Intangible assets:
Intangible assets		15
Total Acquisition
Purchase consideration:
Cash		24,169	8,328
Issuance of common stock		1,169	6,859
Contingent consideration		1,737
Total purchase consideration:		27,075	17,623
Assets:
Cash and cash equivalents		1,287	537
Current assets		5,352
Property and equipment		996	258
Intangible assets:
Goodwill		21,831	10,176
Total assets acquired		37,571	21,089
Current liabilities		(8,089)	(1,733)
Long-term liabilities		(2,026)
Deferred tax liabilities, net		(381)	(1,733)
Net assets acquired		27,075
Total Acquisition | Customer relationships
Intangible assets:
Intangible assets		2,350	3,140
Total Acquisition | Acquired technology
Intangible assets:
Intangible assets		4,125	4,470
Total Acquisition | Trademarks and tradenames
Intangible assets:
Intangible assets		1,575	1,510
Total Acquisition | Non-competition agreements
Intangible assets:
Intangible assets		$ 55	$ 225